Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ 0.8	$ 2.7
Inventories	(24.7)	53.3
Advances and prepaid expenses	(4.5)	2.0
Accounts payable and accrued liabilities	12.9	(40.9)
Income taxes (paid) refunded	(113.5)	(82.2)
Increase (decrease) in working capital	$ (129.0)	$ (65.1)